Share-Based Compensation	12 Months Ended
Dec. 31, 2021
Share-Based Compensation
Share-Based Compensation

22. Share-Based Compensation

Omnibus Incentive Compensation Plan

GasLog has granted to executives, managers and certain employees of the Group, Restricted Stock Units (“RSUs”), Stock Appreciation Rights or Stock Options (collectively, the “SARs”) and Performance Stock Units (“PSUs”) in accordance with its 2013 Omnibus Incentive Compensation Plan (the “Plan”). The RSUs (with the exception of the RSUs granted in 2020 that are discussed below) and PSUs vest three years after the grant dates while the SARs and the RSUs granted in 2020 vest incrementally with one-third of the SARs and RSUs vesting on each of the three anniversaries of the grant dates. The compensation cost for the SARs is recognized on an accelerated basis as though each separate vesting portion of the SARs is a separate award. Prior to the exercise date the holders of the awards have no voting rights.

Vesting of the PSUs is also subject to the achievement of certain performance targets in relation to the total shareholder return (“TSR”) achieved by the Company during the performance period weighted at 50%, the operating expenses reduction (“Opex reduction”) weighted at 25% and the general and administrative expense reduction (“G&A reduction”) weighted at 25%. Specifically, TSR is benchmarked against the TSR of a selected group of peer companies. TSR above the 75th percentile of the peer group results in 100% of the award vesting; TSR between the 25th and 75th percentile of the peer group results in the achieved percentile of award vesting and TSR below the 25th percentile of the peer group results in none of the award vesting. In addition, achieving more than 100%, 95%-100%, 90%-94% and 85%-89% of the three-year target Opex reduction results in 100% plus 1 point for each point in excess of target, 100%, 75% and 50% of award vesting, respectively while achieving less than 85% of target cost reduction results in none of the award vesting. Finally, achieving more than 100%, 95%-100%, 90%-94% and 85%-89% of the target G&A reduction results in 100% plus 1 point for each point in excess of target, 100%, 75% and 50% of award vesting, respectively while achieving less than 85% of target cost reduction, results in none of the award vesting. The compensation cost for the PSUs is recognized on an accelerated basis as though each separately vesting portion of PSUs is a separate award. The holders are entitled to cash distributions that will be accrued and settled on vesting.

In accordance with the terms of the Plan, there are only service condition requirements. The awards will be settled in cash or in shares at the sole discretion of the compensation committee of the board of directors. These awards have been treated as equity settled because the Group has no present obligation to settle in cash. The amount to be settled for each SAR exercised is computed in each case, as the excess, if any, of the fair market value (the closing price of shares) on the exercise date over the exercise price of the SAR.

Following the consummation of the Transaction, the previously unvested RSUs and PSUs vested; the PSUs vested assuming 100% achievement of performance conditions. In addition, all SARs have been cancelled and replaced by cash consideration.

Fair value

The fair value of the SARs has been calculated based on the Modified Black-Scholes-Merton method. Expected volatility was based on historical share price volatility for the period since the Group’s initial public offering. The expected dividend is based on management’s expectations of future payments on the grant date. The significant assumptions used to estimate the fair value of the SARs are set out below:

Inputs into the model	2013		2014		2015		2016		2017		2018		2019		2019
Grant date share closing price	$13.26		$24.00		$19.48		$9.28		$15.55		$16.30		$17.79		$12.34
Exercise price*	$12.48		$23.22		$18.70		$8.50		$14.77		$15.52		$17.41		$11.96
Expected volatility	29.31%		29.42%		39.3%		47.3%		46.0%		44.5%		45.03%		45.8%
Expected term	6	years	6	years	6	years	6	years	6	years	6	years	6	years	6	years
Risk-free interest rate for the period similar to the expected term	1.08%		2.03%		1.48%		1.37%		1.99%		2.61%		2.35%		1.47%

*The exercise prices were decreased by $0.40 and/or $0.38 to reflect the effect from the distribution of the special dividends declared on November 28, 2018 and December 14, 2019, respectively.

The fair value of the RSUs and PSUs was determined by using the grant date closing price and was not further adjusted since the holders are entitled to dividends.

Movement in RSUs, SARs and PSUs

The summary of RSUs, SARs and PSUs is presented below:

		Weighted	Weighted
		average	average share	Weighted
	Number of	exercise price	price at the	average	Aggregate
	awards	per share	date of exercise	contractual life	fair value
RSUs
Outstanding as of January 1, 2020	367,162	—	—	1.16	5,988
Granted during the year	522,811	—	—	—	1,824
Vested during the year	(245,061)	—	—	—	(3,671)
Forfeited during the year	(1,059)	—	—	—	(17)
Outstanding as of December 31, 2020	643,853	—	—	1.90	4,124
Vested during the year	(642,637)	—	—	—	(4,104)
Forfeited during the year	(1,216)	—	—	—	(20)
Outstanding as of December 31, 2021	—	—	—	—	—
SARs
Outstanding as of January 1, 2020	2,630,173	14.46	—	6.53	11,367
Forfeited during the year	(1,085)	—	—	—	(6)
Expired during the year	(176,610)	—	—	—	(838)
Outstanding as of December 31, 2020	2,452,478	14.44	—	5.47	10,523
Cancelled during the year	(2,452,478)	—	—	—	(10,523)
Outstanding as of December 31, 2021	—	—	—	—	—
PSUs
Outstanding as of January 1, 2020	—	—	—	—	—
Granted during the year	501,444	—	—	—	1,759
Outstanding as of December 31, 2020	501,444	—	—	2.25	1,759
Vested during the year	(501,444)	—	—	—	(1,759)
Outstanding as of December 31, 2021	—	—	—	—	—

GasLog Partners has granted to its executives RCUs and PCUs in accordance with the GasLog Partners’ Plan. The RCUs and PCUs will vest three years after the grant dates subject to the recipients’ continued service; vesting of the PCUs is also subject to the achievement of certain performance targets in relation to total unitholder return. Specifically, the performance measure is based on the total unitholder return (“TUR”) achieved by the Partnership during the performance period, benchmarked against the TUR of a selected group of peer companies. TUR above the 75th percentile of the peer group results in 100% of the award vesting; TUR between the 50th and 75th percentile of the peer group results in 50% of award vesting; TUR below the 50th percentile of the peer group results in none of the award vesting. The holders are entitled to cash distributions that are accrued and will be settled on vesting.

The details of the granted awards are presented in the following table:

			Fair value at
Awards	Number	Grant date	grant date
RCUs	26,308	April 1, 2019	$22.99
PCUs	26,308	April 1, 2019	$22.99
RCUs	233,688	April 1, 2020	$2.02
PCUs	233,688	April 1,2020	$2.02
RCUs	98,255	April 1, 2021	$2.75
PCUs	98,255	April 1, 2021	$2.75
RCUs	21,663	September 14, 2021	$4.09
PCUs	21,663	September 14, 2021	$4.09

In accordance with the terms of the GasLog Partners’ Plan, the awards will be settled in cash or in common units at the sole discretion of the board of directors or such committee as may be designated by the board to administer the GasLog Partners’ Plan. These awards have been treated as equity settled because the Partnership has no present obligation to settle them in cash.

Fair value

The fair value of the RCUs and PCUs in accordance with the GasLog Partners’ Plan was determined by using the grant date closing price and was not further adjusted since the holders are entitled to cash distributions.

Movement in RCUs and PCUs

The summary of RCUs and PCUs is presented below:

		Weighted
	Number of	average	Aggregate
	awards	contractual life	fair value
RCUs
Outstanding as of January 1, 2020	76,467	1.26	1,790
Granted during the year	233,688	—	472
Vested during the year	(220,177)	—	(1,816)
Outstanding as of December 31, 2020	89,978	2.04	446
Granted during the year	119,918	—	368
Vested during the year	(5,984)	—	(140)
Outstanding as of December 31, 2021	203,912	1.86	674
PCUs
Outstanding as of January 1, 2020	76,467	1.26	1,790
Granted during the year	233,688	—	472
Vested during the year	(213,955)	—	(1,668)
Forfeited during the year	(6,222)	—	(148)
Outstanding as of December 31, 2020	89,978	2.04	446
Granted during the year	119,918	—	368
Vested during the year	(2,992)	—	(70)
Forfeited during the year	(2,992)	—	(70)
Outstanding as of December 31, 2021	203,912	1.86	674

The total expense recognized in respect of share-based compensation for the year ended December 31, 2021 was $3,032 (December 31, 2020: $5,486 and December 31, 2019: $5,107). The total accrued cash distribution as of December 31, 2021 is $86 (December 31, 2020: $552).